Assets and liabilities held for sale and discontinued operations - Additional Information (Details)			12 Months Ended
	Jan. 15, 2016 USD ($) T	Jan. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) operation	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($) operation	Mar. 09, 2016 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 0			$ 0
Number of discontinued operations | operation			0			0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 0	$ 24,195,000	$ 89,000,000	$ 0
Gain (loss) from sale of vessel		$ 0	13,821,000	15,886,000	0
Vessels | Famenne
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	298,412
Proceeds from sales of vessels previously held for sale	$ 38,400,000
Gain (loss) from sale of vessel			13,800,000
Cost | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 0	$ 0	$ 0
Cost | Vessels | Famenne
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale							$ 24,200,000